Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Japan	¥(2,696)	¥2,992	¥2,990
Foreign	10,655	14,387	13,782
Defined benefit costs	¥7,959	¥17,379	¥16,772

Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position

	JPY (millions) As of March 31, 2022
	Japan	Foreign	Total
Present value of defined benefit obligations	¥168,449	¥254,462	¥422,912
Fair value of plan assets	225,363	117,140	342,503
Effect of asset ceiling	30,953	—	30,953
Net defined benefit liabilities (assets)	¥(25,961)	¥137,323	¥111,362

Consolidated statements of financial position
Net defined benefit liabilities	¥8,524	¥137,323	¥145,847
Net defined benefit assets	34,485	—	34,485
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(25,961)	¥137,323	¥111,362

	JPY (millions) As of March 31, 2023
	Japan	Foreign	Total
Present value of defined benefit obligations	¥153,371	¥247,725	¥401,096
Fair value of plan assets	217,296	128,333	345,630
Effect of asset ceiling	41,311	—	41,311
Net defined benefit liabilities (assets)	¥(22,614)	¥119,392	¥96,777

Consolidated statements of financial position
Net defined benefit liabilities	¥8,202	¥119,392	¥127,594
Net defined benefit assets	30,816	—	30,816
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(22,614)	¥119,392	¥96,777

Summary of Changes in Present Value of the Defined Benefit Obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2022
	Japan	Foreign	Total
At beginning of year	¥180,321	¥251,767	¥432,088
Current service cost	3,098	10,934	14,032
Interest cost	1,209	3,545	4,754
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	97	(2,313)	(2,216)
From changes in financial assumptions	(2,994)	(28,726)	(31,720)
Experience adjustments	(2,522)	4,457	1,935
Past service cost	40	1,400	1,440
Benefits paid	(10,799)	(9,971)	(20,769)
Contributions by the employees	—	2,297	2,297
Effect of business combinations and disposals	—	60	60
Foreign currency translation differences	—	21,013	21,013
At end of the year	¥168,449	¥254,462	¥422,912

	JPY (millions) For the Year Ended March 31, 2023
	Japan	Foreign	Total
At beginning of year	¥168,449	¥254,462	¥422,912
Current service cost	3,174	10,787	13,961
Interest cost	1,371	5,838	7,209
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	164	102	266
From changes in financial assumptions	(10,735)	(42,603)	(53,338)
Experience adjustments	459	3,477	3,935
Past service cost	—	(38)	(38)
Benefits paid	(9,511)	(9,955)	(19,467)
Contributions by the employees	—	3,807	3,807
Effect of business combinations and disposals	—	—	—
Foreign currency translation differences	—	21,849	21,849
At end of the year	¥153,371	¥247,725	¥401,096
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023
Balance at beginning of the year	¥25,757	¥30,953
Interest income	170	248
Remeasurement Changes in effect of asset ceiling	5,026	10,110
Balance at end of the year	¥30,953	¥41,311

Summary of Significant Actuarial Assumptions Used to Determine Present Value
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
As of March 31, 2022
Japan	0.8%	2.5%
Foreign	2.1%	2.8%
As of March 31, 2023
Japan	1.3%	—
Foreign	3.4%	3.0%

Schedule of Sensitivity Analysis for Actuarial Assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
As of March 31, 2022
Japan	+0.50%	(10,756)	+0.50%	6
	-0.50%	11,699	-0.50%	(6)
Foreign	+0.50%	(16,997)	+0.50%	3,654
	-0.50%	19,192	-0.50%	(3,334)
As of March 31, 2023
Japan	+0.50%	(9,235)	+0.50%	—
	-0.50%	10,000	-0.50%	—
Foreign	+0.50%	(14,411)	+0.50%	3,578
	-0.50%	15,931	-0.50%	(3,278)

Schedule of Changes in Fair Value of Plan Assets and Breakdown by Asset Class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023
Balance at beginning of the year	¥333,392	¥342,503
Interest income on plan assets	3,016	4,608
Remeasurement of defined benefit plans Return on plan assets	(85)	(15,712)
Contributions by the employer	7,581	12,769
Contributions by the employees	2,297	3,807
Benefits paid	(15,084)	(13,589)
Foreign currency translation differences	11,387	11,244
Balance at end of the year	¥342,503	¥345,630
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2022		2023
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥10,156	¥2,713	¥9,911	¥2,178
Foreign	34,924	101,870	38,277	81,265
Bonds:
Japan	1,296	15,876	14,567	17,405
Foreign	21,028	46,683	10,407	33,893
Life insurance company general accounts	—	72,556	—	70,775
Investment trust funds	—	12	—	40,026
Cash and cash equivalent	10,106	—	7,681	—
Others	(1,069)	26,350	517	18,727
Total plan assets	¥76,442	¥266,061	¥81,360	¥264,269

Summary of Major Employee Benefits Expenses other than Retirement Benefits	Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Salary	¥418,087	¥458,039	¥573,080
Bonuses	105,772	127,888	133,792
Other	163,443	187,440	237,857